Note 15 Calendar of the notional maturities of the hedging instruments (Details) € in Millions	Dec. 31, 2023 EUR (€)
Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	€ 63,547
Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	61,308
Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	37,107
Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	33,577
Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	12,735
Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	3,423
Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	358
Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	117,169
Not later than three months [member] | Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	6,235
Not later than three months [member] | Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	5,627
Not later than three months [member] | Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	7,819
Not later than three months [member] | Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	7,819
Not later than three months [member] | Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	11,391
Not later than three months [member] | Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	250
Not later than three months [member] | Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	0
Not later than three months [member] | Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	25,695
Later than three months and not later than one year [member] | Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	15,249
Later than three months and not later than one year [member] | Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	15,230
Later than three months and not later than one year [member] | Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	9,691
Later than three months and not later than one year [member] | Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	9,683
Later than three months and not later than one year [member] | Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	1,343
Later than three months and not later than one year [member] | Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	597
Later than three months and not later than one year [member] | Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	0
Later than three months and not later than one year [member] | Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	26,881
Later than one year and not later than five years [member] | Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	28,110
Later than one year and not later than five years [member] | Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	27,360
Later than one year and not later than five years [member] | Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	14,635
Later than one year and not later than five years [member] | Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	13,232
Later than one year and not later than five years [member] | Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	0
Later than one year and not later than five years [member] | Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	1,828
Later than one year and not later than five years [member] | Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	311
Later than one year and not later than five years [member] | Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	44,884
Later than five years [member] | Fair value hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	13,953
Later than five years [member] | Of which interest rate fair value hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	13,091
Later than five years [member] | Cash flow hedges [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	4,963
Later than five years [member] | Of which interest rate cash flow hedges [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	2,843
Later than five years [member] | Hedges of net investment in foreign operations [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	0
Later than five years [member] | Portfolio fair value hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	747
Later than five years [member] | Portfolio cash flow hedges of interest rate risk [Member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	46
Later than five years [member] | Derivatives [member]
Notional maturities of the hedging instruments [Line Items]
Notional maturities of the hedging instruments	€ 19,709